NOTE 8 - REVERSE STOCK SPLIT (Detail)	1 Months Ended
	Jan. 31, 2007	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2007	Jan. 17, 2007
Stockholders' Equity, Reverse Stock Split	On January 18, 2007, the Company's name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company's common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972.
Common Stock, Shares, Outstanding		65,628,176	54,729,606	42,869,909	7,272,972	145,560,798
Common Stock, Shares Authorized		250,000,000	250,000,000	250,000,000	250,000,000